Balance Sheet Components - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Cash	$ 5,131	$ 869
Total cash and cash equivalents	182,644	11,362	$ 16,848
Money market funds
Cash and Cash Equivalents [Line Items]
Cash equivalents	$ 177,513	$ 10,493